REVENUE - Disaggregation of Revenue by Product Line (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of products and services [line items]
Total Revenue	€ 1,795	€ 1,950	€ 3,526	€ 3,906
Packaging rolled products
Disclosure of products and services [line items]
Total Revenue	677	699	1,295	1,384
Automotive rolled products
Disclosure of products and services [line items]
Total Revenue	296	312	583	616
Specialty and other thin-rolled products
Disclosure of products and services [line items]
Total Revenue	26	34	55	70
Aerospace rolled products
Disclosure of products and services [line items]
Total Revenue	244	271	507	524
Transportation, industry, defense and other rolled products
Disclosure of products and services [line items]
Total Revenue	195	190	363	385
Automotive extruded products
Disclosure of products and services [line items]
Total Revenue	233	251	475	511
Other extruded products
Disclosure of products and services [line items]
Total Revenue	123	193	245	416
Other metal sales
Disclosure of products and services [line items]
Total Revenue	€ 2	€ 0	€ 3	€ 0